UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     February 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $145,001 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     5569   160962 SH       SOLE                   160962        0        0
AMKOR TECHNOLOGY INC           COM              031652100     1706   200000 SH       SOLE                   200000        0        0
AVENTINE RENEWABLE ENERGY      COM              05356X403     2042   160000 SH       SOLE                   160000        0        0
BAUER EDDIE HLDGS INC          COM              071625107     8299  1306926 SH       SOLE                  1306926        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    22068   639275 SH       SOLE                   639275        0        0
COMCAST CORP NEW               CL A             20030N101    20086  1100000 SH       SOLE                  1100000        0        0
ENERGY PARTNERS LTD            COM              29270U105     1181   100000 SH       SOLE                   100000        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     9811   347655 SH       SOLE                   347655        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    22091   563688 SH       SOLE                   563688        0        0
NBTY INC                       COM              628782104     9020   329188 SH       SOLE                   329188        0        0
PENN NATL GAMING INC           COM              707569109     2209    37100 SH       SOLE                    37100        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     6217  3360700 SH       SOLE                  3360700        0        0
TRANSMERIDIAN EXPL INC         COM              89376N108      914   459318 SH       SOLE                   459318        0        0
TRUMP ENTMT RESORTS INC        COM              89816T103     2496   580458 SH       SOLE                   580458        0        0
UNITED RENTALS INC             COM              911363109    31292  1704339 SH       SOLE                  1704339        0        0